UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE
EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
EQUITY INDEX PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2007

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited)	September 30, 2007

Shares	Security	Value

COMMON STOCKS — 99.5%
CONSUMER DISCRETIONARY — 9.2%
Auto Components — 0.2%
24,019	Goodyear Tire & Rubber Co. *	$730,418
22,157	Johnson Controls Inc.	2,616,963

	Total Auto Components	3,347,381

Automobiles — 0.4%
235,072	Ford Motor Co. *	1,995,761
63,567	General Motors Corp.	2,332,909
28,377	Harley-Davidson Inc.	1,311,301

	Total Automobiles	5,639,971

Distributors — 0.1%
19,330	Genuine Parts Co.	966,500

Diversified Consumer Services — 0.1%
16,201	Apollo Group Inc., Class A Shares *	974,490
36,481	H&R Block Inc.	772,668

	Total Diversified Consumer Services	1,747,158

Hotels, Restaurants & Leisure — 1.6%
49,356	Carnival Corp.	2,390,311
15,855	Darden Restaurants Inc.	663,690
21,269	Harrah’s Entertainment Inc.	1,848,914
44,552	Hilton Hotels Corp.	2,071,223
38,284	International Game Technology	1,650,040
35,955	Marriott International Inc., Class A Shares	1,562,964
134,558	McDonald’s Corp.	7,329,374
84,075	Starbucks Corp. *	2,202,765
23,552	Starwood Hotels & Resorts Worldwide Inc.	1,430,784
9,791	Wendy’s International Inc.	341,804
20,047	Wyndham Worldwide Corp.	656,740
58,893	Yum! Brands Inc.	1,992,350

	Total Hotels, Restaurants & Leisure	24,140,959

Household Durables — 0.5%
7,446	Black & Decker Corp.	620,252
12,930	Centex Corp.	343,550
28,874	D.R. Horton Inc.	369,876
17,263	Fortune Brands Inc.	1,406,762
7,434	Harman International Industries Inc.	643,190
8,192	KB HOME	205,291
19,577	Leggett & Platt Inc.	375,095
15,747	Lennar Corp., Class A Shares	356,670
31,161	Newell Rubbermaid Inc.	898,060
22,600	Pulte Homes Inc.	307,586
6,609	Snap-on Inc.	327,410
9,205	Stanley Works	516,677
8,694	Whirlpool Corp.	774,635

	Total Household Durables	7,145,054

Internet & Catalog Retail — 0.3%
35,094	Amazon.com Inc. *	3,269,006
21,834	IAC/InterActiveCorp. *	647,815

	Total Internet & Catalog Retail	3,916,821

Leisure Equipment & Products — 0.2%
9,840	Brunswick Corp.	224,942
32,240	Eastman Kodak Co.	862,743
18,073	Hasbro Inc.	503,875
44,623	Mattel Inc.	1,046,856

	Total Leisure Equipment & Products	2,638,416

See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Media — 3.0%
74,860	CBS Corp., Class B Shares	$2,358,090
56,552	Clear Channel Communications Inc.	2,117,307
352,021	Comcast Corp., Class A Shares *	8,511,868
86,695	DIRECTV Group Inc. *	2,104,954
7,442	Dow Jones & Co. Inc.	444,287
10,035	E.W. Scripps Co., Class A Shares	421,470
25,954	Gannett Co. Inc.	1,134,190
54,003	Interpublic Group of Cos. Inc. *	560,551
38,105	McGraw-Hill Cos. Inc.	1,939,925
4,345	Meredith Corp.	248,968
16,088	New York Times Co., Class A Shares	317,899
261,127	News Corp., Class A Shares	5,742,183
37,108	Omnicom Group Inc.	1,784,524
425,127	Time Warner Inc.	7,805,332
8,646	Tribune Co.	236,209
77,571	Viacom Inc., Class B Shares *	3,022,942
220,546	Walt Disney Co.	7,584,577

	Total Media	46,335,276

Multiline Retail — 0.9%
11,666	Big Lots Inc. *	348,113
6,764	Dillard’s Inc., Class A Shares	147,658
16,151	Family Dollar Stores Inc.	428,971
24,940	J.C. Penney Co. Inc.	1,580,448
35,756	Kohl’s Corp. *	2,049,892
47,442	Macy’s Inc.	1,533,326
22,051	Nordstrom Inc.	1,033,971
8,664	Sears Holdings Corp. *	1,102,061
96,820	Target Corp.	6,154,847

	Total Multiline Retail	14,379,287

Specialty Retail — 1.5%
9,585	Abercrombie & Fitch Co., Class A Shares	773,509
16,931	AutoNation Inc. *	300,017
5,193	AutoZone Inc. *	603,115
30,206	Bed Bath & Beyond Inc. *	1,030,629
44,394	Best Buy Co. Inc.	2,043,012
15,758	Circuit City Stores Inc.	124,646
56,048	Gap Inc.	1,033,525
192,219	Home Depot Inc.	6,235,584
34,581	Limited Brands Inc.	791,559
166,784	Lowe’s Cos. Inc.	4,673,288
30,498	Office Depot Inc. *	628,869
8,283	OfficeMax Inc.	283,858
15,099	RadioShack Corp.	311,945
12,113	Sherwin-Williams Co.	795,945
81,781	Staples Inc.	1,757,474
15,159	Tiffany & Co.	793,574
48,395	TJX Cos. Inc.	1,406,843

	Total Specialty Retail	23,587,392

Textiles, Apparel & Luxury Goods — 0.4%
41,393	Coach Inc. *	1,956,647
10,611	Jones Apparel Group Inc.	224,210
11,678	Liz Claiborne Inc.	400,906
43,863	NIKE Inc., Class B Shares	2,573,004
6,563	Polo Ralph Lauren Corp.	510,273
9,955	V.F. Corp.	803,866

	Total Textiles, Apparel & Luxury Goods	6,468,906

	TOTAL CONSUMER DISCRETIONARY	140,313,121

See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

CONSUMER STAPLES — 9.5%
Beverages — 2.2%
85,113	Anheuser-Busch Cos. Inc.	$4,254,799
9,957	Brown-Forman Corp., Class B Shares	745,879
226,013	Coca-Cola Co.	12,988,967
32,203	Coca-Cola Enterprises Inc.	779,956
21,906	Constellation Brands Inc., Class A Shares *	530,344
7,663	Molson Coors Brewing Co., Class B Shares	763,771
15,557	Pepsi Bottling Group Inc.	578,254
184,168	PepsiCo Inc.	13,492,148

	Total Beverages	34,134,118

Food & Staples Retailing — 2.3%
49,303	Costco Wholesale Corp.	3,025,725
167,401	CVS Corp.	6,634,102
81,020	Kroger Co.	2,310,690
50,223	Safeway Inc.	1,662,884
23,867	SUPERVALU Inc.	931,052
70,419	Sysco Corp.	2,506,212
273,066	Wal-Mart Stores Inc.	11,919,331
112,952	Walgreen Co.	5,335,852
15,826	Whole Foods Market Inc.	774,841

	Total Food & Staples Retailing	35,100,689

Food Products — 1.4%
73,187	Archer-Daniels-Midland Co.	2,421,026
25,501	Campbell Soup Co.	943,537
55,251	ConAgra Foods Inc.	1,443,709
14,731	Dean Foods Co.	376,819
37,704	General Mills Inc.	2,187,209
35,801	H.J. Heinz Co.	1,654,006
19,085	Hershey Co.	885,735
30,246	Kellogg Co.	1,693,776
181,311	Kraft Foods Inc., Class A Shares	6,257,043
14,813	McCormick & Co. Inc., Non Voting Shares	532,824
81,941	Sara Lee Corp.	1,367,595
31,816	Tyson Foods Inc., Class A Shares	567,915
24,658	Wm. Wrigley Jr. Co.	1,583,783

	Total Food Products	21,914,977

Household Products — 2.2%
15,769	Clorox Co.	961,751
58,140	Colgate-Palmolive Co.	4,146,545
48,275	Kimberly-Clark Corp.	3,391,802
352,463	Procter & Gamble Co.	24,792,247

	Total Household Products	33,292,345

Personal Products — 0.2%
48,814	Avon Products Inc.	1,831,990
12,955	Estee Lauder Cos. Inc., Class A Shares	550,069

	Total Personal Products	2,382,059

Tobacco — 1.2%
240,196	Altria Group Inc.	16,700,828
19,287	Reynolds American Inc.	1,226,460
18,164	UST Inc.	900,934

	Total Tobacco	18,828,222

	TOTAL CONSUMER STAPLES	145,652,410

ENERGY — 11.7%
Energy Equipment & Services — 2.4%
36,531	Baker Hughes Inc.	3,301,306
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Energy Equipment & Services — 2.4% (continued)
33,304	BJ Services Co.	$884,221
16,615	ENSCO International Inc.	932,102
102,464	Halliburton Co.	3,934,618
32,106	Nabors Industries Ltd. *	987,902
20,803	National-Oilwell Varco Inc. *	3,006,034
31,187	Noble Corp.	1,529,722
12,521	Rowan Cos. Inc.	458,018
134,634	Schlumberger Ltd.	14,136,570
23,148	Smith International Inc.	1,652,767
33,449	Transocean Inc. *	3,781,409
38,865	Weatherford International Ltd. *	2,610,951

	Total Energy Equipment & Services	37,215,620

Oil, Gas & Consumable Fuels — 9.3%
53,053	Anadarko Petroleum Corp.	2,851,599
38,036	Apache Corp.	3,425,522
46,576	Chesapeake Energy Corp.	1,642,270
240,760	Chevron Corp.	22,530,321
184,388	ConocoPhillips	16,183,735
20,747	CONSOL Energy Inc.	966,810
51,074	Devon Energy Corp.	4,249,357
79,954	El Paso Corp.	1,356,819
27,760	EOG Resources Inc.	2,007,881
626,405	Exxon Mobil Corp.	57,980,047
31,518	Hess Corp.	2,096,892
77,285	Marathon Oil Corp.	4,406,791
21,665	Murphy Oil Corp.	1,514,167
94,377	Occidental Petroleum Corp.	6,047,678
30,292	Peabody Energy Corp.	1,450,078
73,202	Spectra Energy Corp.	1,791,985
13,800	Sunoco Inc.	976,764
15,163	Tesoro Corp.	697,801
62,900	Valero Energy Corp.	4,225,622
68,242	Williams Cos. Inc.	2,324,322
43,445	XTO Energy Inc.	2,686,639

	Total Oil, Gas & Consumable Fuels	141,413,100

	TOTAL ENERGY	178,628,720

FINANCIALS — 19.6%
Capital Markets — 3.3%
21,164	American Capital Strategies Ltd.	904,338
26,721	Ameriprise Financial Inc.	1,686,362
127,572	Bank of New York Mellon Corp.	5,631,028
13,217	Bear Stearns Cos. Inc.	1,623,180
106,425	Charles Schwab Corp.	2,298,780
47,142	E*TRADE Financial Corp. *	615,675
9,985	Federated Investors Inc., Class B Shares	396,405
18,182	Franklin Resources Inc.	2,318,205
45,815	Goldman Sachs Group Inc.	9,929,943
17,608	Janus Capital Group Inc.	497,954
14,751	Legg Mason Inc.	1,243,362
59,206	Lehman Brothers Holdings Inc.	3,654,786
96,148	Merrill Lynch & Co. Inc.	6,853,430
118,877	Morgan Stanley	7,489,251
21,649	Northern Trust Corp.	1,434,679
44,052	State Street Corp.	3,002,584
29,447	T. Rowe Price Group Inc.	1,639,903

	Total Capital Markets	51,219,865

Commercial Banks — 3.5%
61,728	BB&T Corp.	2,493,194
17,070	Comerica Inc.	875,350
21,442	Commerce Bancorp Inc.	831,521
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Commercial Banks — 3.5% (continued)
60,352	Fifth Third Bancorp	$2,044,726
14,150	First Horizon National Corp.	377,239
40,907	Huntington Bancshares Inc.	694,601
44,000	KeyCorp	1,422,520
8,462	M&T Bank Corp.	875,394
29,914	Marshall & Ilsley Corp.	1,309,336
71,562	National City Corp.	1,795,490
38,234	PNC Financial Services Group Inc.	2,603,735
79,285	Regions Financial Corp.	2,337,322
39,155	SunTrust Banks Inc.	2,962,859
35,882	Synovus Financial Corp.	1,006,490
195,927	U.S. Bancorp	6,373,505
213,473	Wachovia Corp.	10,705,671
377,503	Wells Fargo & Co.	13,446,657
12,132	Zions Bancorporation	833,104

	Total Commercial Banks	52,988,714

Consumer Finance — 0.9%
133,710	American Express Co.	7,938,363
46,548	Capital One Financial Corp.	3,092,183
53,183	Discover Financial Services *	1,106,206
46,737	SLM Corp.	2,321,427

	Total Consumer Finance	14,458,179

Diversified Financial Services — 5.1%
501,596	Bank of America Corp.	25,215,231
20,992	CIT Group Inc.	843,878
562,434	Citigroup Inc.	26,248,795
5,950	CME Group Inc.	3,494,733
7,795	IntercontinentalExchange Inc. *	1,184,061
383,953	JPMorgan Chase & Co.	17,592,726
17,919	Leucadia National Corp.	864,054
24,724	Moody’s Corp.	1,246,090
29,915	Principal Financial Group Inc.	1,887,337

	Total Diversified Financial Services	78,576,905

Insurance — 4.4%
37,098	ACE Ltd.	2,247,026
55,555	AFLAC Inc.	3,168,857
66,556	Allstate Corp.	3,806,338
11,033	Ambac Financial Group Inc.	694,086
290,772	American International Group Inc.	19,670,726
32,863	Aon Corp.	1,472,591
10,974	Assurant Inc.	587,109
44,536	Chubb Corp.	2,388,911
19,232	Cincinnati Financial Corp.	832,938
49,445	Genworth Financial Inc., Class A Shares	1,519,445
35,707	Hartford Financial Services Group Inc.	3,304,683
30,187	Lincoln National Corp.	1,991,436
50,497	Loews Corp.	2,441,530
60,730	Marsh & McLennan Cos. Inc.	1,548,615
13,645	MBIA Inc.	833,027
83,814	MetLife Inc.	5,844,350
80,801	Progressive Corp.	1,568,347
51,559	Prudential Financial Inc.	5,031,127
11,791	SAFECO Corp.	721,845
10,840	Torchmark Corp.	675,549
73,363	Travelers Cos. Inc.	3,693,094
40,366	UnumProvident Corp.	987,756
20,139	XL Capital Ltd., Class A Shares	1,595,009

	Total Insurance	66,624,395

See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Real Estate Investment Trusts (REITs) — 1.3%
10,767	Apartment Investment and Management Co., Class A Shares	$485,915
25,409	Archstone-Smith Trust	1,528,097
8,933	Avalonbay Communities Inc.	1,054,630
13,484	Boston Properties Inc.	1,400,987
22,470	CB Richard Ellis Group Inc., Class A Shares *	625,565
13,715	Developers Diversified Realty Corp.	766,257
31,194	Equity Residential	1,321,378
27,529	General Growth Properties Inc.	1,476,105
57,879	Host Hotels & Resorts Inc.	1,298,805
28,122	Kimco Realty Corp.	1,271,395
19,716	Plum Creek Timber Co. Inc.	882,488
28,597	ProLogis	1,897,411
13,869	Public Storage Inc.	1,090,797
24,997	Simon Property Group Inc.	2,499,700
15,119	Vornado Realty Trust	1,653,263

	Total Real Estate Investment Trusts (REITs)	19,252,793

Thrifts & Mortgage Finance — 1.1%
62,531	Countrywide Financial Corp.	1,188,714
107,982	Fannie Mae	6,566,386
72,126	Freddie Mac	4,256,155
58,759	Hudson City Bancorp Inc.	903,713
9,013	MGIC Investment Corp.	291,210
40,040	Sovereign Bancorp Inc.	682,282
98,330	Washington Mutual Inc.	3,472,032

	Total Thrifts & Mortgage Finance	17,360,492

	TOTAL FINANCIALS	300,481,343

HEALTH CARE — 11.6%
Biotechnology — 1.3%
123,272	Amgen Inc. *	6,973,497
21,021	Applera Corp. — Applied Biosystems Group	728,167
32,647	Biogen Idec Inc. *	2,165,476
43,636	Celgene Corp. *	3,111,683
29,488	Genzyme Corp. *	1,827,077
107,843	Gilead Sciences Inc. *	4,407,543

	Total Biotechnology	19,213,443

Health Care Equipment & Supplies — 2.0%
6,315	Bausch & Lomb Inc.	404,160
73,015	Baxter International Inc.	4,109,284
27,581	Becton, Dickinson & Co.	2,263,021
152,304	Boston Scientific Corp. *	2,124,641
11,800	C.R. Bard Inc.	1,040,642
56,864	Covidien Ltd. *	2,359,856
17,825	Hospira Inc. *	738,846
129,698	Medtronic Inc.	7,316,264
6,133	Millipore Corp. *	464,881
38,465	St. Jude Medical Inc. *	1,695,153
26,874	Stryker Corp.	1,847,856
48,134	Thermo Fisher Scientific Inc. *	2,778,295
14,382	Varian Medical Systems Inc. *	602,462
11,366	Waters Corp. *	760,613
26,693	Zimmer Holdings Inc. *	2,161,866

	Total Health Care Equipment & Supplies	30,667,840

Health Care Providers & Services — 2.2%
56,788	Aetna Inc.	3,081,885
20,409	AmerisourceBergen Corp.	925,140
40,758	Cardinal Health Inc.	2,548,598
31,558	CIGNA Corp.	1,681,726
17,478	Coventry Health Care Inc. *	1,087,306
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Health Care Providers & Services — 2.2% (continued)
29,259	Express Scripts Inc. *	$1,633,237
18,986	Humana Inc. *	1,326,742
13,285	Laboratory Corp. of America Holdings *	1,039,285
8,370	Manor Care Inc.	539,028
33,405	McKesson Corp.	1,963,880
30,267	Medco Health Solutions Inc. *	2,735,834
15,819	Patterson Cos. Inc. *	610,772
17,744	Quest Diagnostics Inc.	1,025,071
54,178	Tenet Healthcare Corp. *	182,038
150,789	UnitedHealth Group Inc.	7,302,711
67,993	WellPoint Inc. *	5,366,008

	Total Health Care Providers & Services	33,049,261

Health Care Technology — 0.0%
22,044	IMS Health Inc.	675,428

Life Sciences Tools & Services — 0.0%
13,692	PerkinElmer Inc.	399,943

Pharmaceuticals — 6.1%
174,037	Abbott Laboratories	9,331,864
34,633	Allergan Inc.	2,232,790
12,247	Barr Pharmaceuticals Inc. *	696,977
222,743	Bristol-Myers Squibb Co.	6,419,453
111,790	Eli Lilly & Co.	6,364,205
35,230	Forest Laboratories Inc. *	1,313,727
329,557	Johnson & Johnson	21,651,895
27,417	King Pharmaceuticals Inc. *	321,327
245,754	Merck & Co. Inc.	12,703,024
28,288	Mylan Laboratories Inc.	451,476
781,695	Pfizer Inc.	19,096,809
185,476	Schering-Plough Corp.	5,866,606
11,604	Watson Pharmaceuticals Inc. *	375,970
152,639	Wyeth	6,800,067

	Total Pharmaceuticals	93,626,190

	TOTAL HEALTH CARE	177,632,105

INDUSTRIALS — 11.5%
Aerospace & Defense — 2.9%
89,704	Boeing Co. (a)	9,418,023
46,394	General Dynamics Corp.	3,918,901
14,153	Goodrich Corp.	965,659
85,139	Honeywell International Inc.	5,063,216
14,190	L-3 Communications Holdings Inc.	1,449,366
39,394	Lockheed Martin Corp.	4,273,855
39,056	Northrop Grumman Corp.	3,046,368
16,216	Precision Castparts Corp.	2,399,644
49,807	Raytheon Co.	3,178,683
19,090	Rockwell Collins Inc.	1,394,334
113,319	United Technologies Corp.	9,119,913

	Total Aerospace & Defense	44,227,962

Air Freight & Logistics — 0.9%
19,344	C.H. Robinson Worldwide Inc.	1,050,186
35,094	FedEx Corp.	3,676,097
6,736	Ryder System Inc.	330,064
119,523	United Parcel Service Inc., Class B Shares	8,976,177

	Total Air Freight & Logistics	14,032,524

Airlines — 0.1%
85,079	Southwest Airlines Co.	1,259,169

Building Products — 0.1%
20,375	American Standard Cos. Inc.	725,758
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Building Products — 0.1% (continued)
42,014	Masco Corp.	$973,464

	Total Building Products	1,699,222

Commercial Services & Supplies — 0.5%
32,621	Allied Waste Industries Inc. *	415,918
12,014	Avery Dennison Corp.	685,038
15,303	Cintas Corp.	567,741
16,607	Equifax Inc.	633,059
14,947	Monster Worldwide Inc. *	509,095
25,093	Pitney Bowes Inc.	1,139,724
25,297	R.R. Donnelley & Sons Co.	924,858
18,090	Robert Half International Inc.	540,168
58,264	Waste Management Inc.	2,198,883

	Total Commercial Services & Supplies	7,614,484

Construction & Engineering — 0.1%
10,012	Fluor Corp.	1,441,528

Electrical Equipment — 0.5%
20,637	Cooper Industries Ltd., Class A Shares	1,054,344
89,629	Emerson Electric Co.	4,770,055
17,195	Rockwell Automation Inc.	1,195,225

	Total Electrical Equipment	7,019,624

Industrial Conglomerates — 3.9%
81,086	3M Co.	7,588,028
1,157,291	General Electric Co.	47,911,847
28,569	Textron Inc.	1,777,278
55,858	Tyco International Ltd.	2,476,744

	Total Industrial Conglomerates	59,753,897

Machinery — 1.8%
72,984	Caterpillar Inc.	5,724,135
11,705	Cummins Inc.	1,496,952
28,051	Danaher Corp.	2,320,098
25,185	Deere & Co.	3,737,958
23,307	Dover Corp.	1,187,492
16,321	Eaton Corp.	1,616,432
47,621	Illinois Tool Works Inc.	2,840,116
32,323	Ingersoll-Rand Co., Ltd., Class A Shares	1,760,634
20,506	ITT Industries Inc.	1,392,972
28,371	PACCAR Inc.	2,418,628
13,884	Pall Corp.	540,088
13,223	Parker Hannifin Corp.	1,478,728
11,548	Terex Corp. *	1,028,003

	Total Machinery	27,542,236

Road & Rail — 0.7%
34,544	Burlington Northern Santa Fe Corp.	2,803,936
50,083	CSX Corp.	2,140,047
44,643	Norfolk Southern Corp.	2,317,418
30,026	Union Pacific Corp.	3,394,740

	Total Road & Rail	10,656,141

Trading Companies & Distributors — 0.0%
8,149	W. W. Grainger Inc.	743,107

	TOTAL INDUSTRIALS	175,989,894

INFORMATION TECHNOLOGY — 16.1%
Communications Equipment — 2.9%
51,905	Avaya Inc. *	880,309
9,667	Ciena Corp. *	368,119
687,914	Cisco Systems Inc. *	22,776,833
177,604	Corning Inc.	4,377,939
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Communications Equipment — 2.9% (continued)
24,094	JDS Uniphase Corp. *	$360,446
58,573	Juniper Networks Inc. *	2,144,357
263,856	Motorola Inc.	4,889,252
189,090	QUALCOMM Inc.	7,990,943
49,614	Tellabs Inc. *	472,325

	Total Communications Equipment	44,260,523

Computers & Peripherals — 4.3%
98,219	Apple Inc. *	15,080,545
257,201	Dell Inc. *	7,098,748
237,709	EMC Corp. *	4,944,347
294,242	Hewlett-Packard Co.	14,650,309
154,856	International Business Machines Corp.	18,242,037
10,910	Lexmark International Inc., Class A Shares *	453,092
20,705	NCR Corp. *	1,031,109
40,157	Network Appliance Inc. *	1,080,625
16,790	QLogic Corp. *	225,826
26,130	SanDisk Corp. *	1,439,763
396,323	Sun Microsystems Inc. *	2,223,372

	Total Computers & Peripherals	66,469,773

Electronic Equipment & Instruments — 0.4%
44,172	Agilent Technologies Inc. *	1,629,063
24,323	Jabil Circuit Inc.	555,537
16,478	Molex Inc.	443,753
103,131	Solectron Corp. *	402,211
8,650	Tektronix Inc.	239,951
57,347	Tyco Electronics Ltd.	2,031,804

	Total Electronic Equipment & Instruments	5,302,319

Internet Software & Services — 1.7%
17,772	Akamai Technologies Inc. *	510,590
128,508	eBay Inc. *	5,014,382
26,326	Google Inc., Class A Shares *	14,933,950
27,672	VeriSign Inc. *	933,653
152,070	Yahoo! Inc. *	4,081,559

	Total Internet Software & Services	25,474,134

IT Services — 0.8%
11,430	Affiliated Computer Services Inc., Class A Shares *	574,243
60,434	Automatic Data Processing Inc.	2,775,734
16,007	Cognizant Technology Solutions Corp., Class A Shares *	1,276,878
19,725	Computer Sciences Corp. *	1,102,628
15,669	Convergys Corp. *	272,014
58,016	Electronic Data Systems Corp.	1,267,070
19,320	Fidelity National Information Services Inc.	857,228
18,985	Fiserv Inc. *	965,577
38,433	Paychex Inc.	1,575,753
40,234	Unisys Corp. *	266,349
86,365	Western Union Co.	1,811,074

	Total IT Services	12,744,548

Office Electronics — 0.1%
105,809	Xerox Corp. *	1,834,728

Semiconductors & Semiconductor Equipment — 2.7%
62,232	Advanced Micro Devices Inc. *	821,462
41,033	Altera Corp.	988,075
35,954	Analog Devices Inc.	1,300,097
156,652	Applied Materials Inc.	3,242,696
53,935	Broadcom Corp., Class A Shares (a)*	1,965,391
664,452	Intel Corp.	17,182,729
21,734	KLA-Tencor Corp.	1,212,322
25,321	Linear Technology Corp.	885,982
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 2.7% (continued)
80,795	LSI Corp. *	$599,499
25,410	MEMC Electronic Materials Inc. *	1,495,633
24,687	Microchip Technology Inc.	896,632
85,019	Micron Technology Inc. *	943,711
27,562	National Semiconductor Corp.	747,481
14,011	Novellus Systems Inc. *	381,940
62,199	NVIDIA Corp. *	2,254,074
21,516	Teradyne Inc. *	296,921
162,729	Texas Instruments Inc.	5,954,254
33,532	Xilinx Inc.	876,526

	Total Semiconductors & Semiconductor Equipment	42,045,425

Software — 3.2%
65,503	Adobe Systems Inc. *	2,859,861
25,909	Autodesk Inc. *	1,294,673
22,878	BMC Software Inc. *	714,480
44,460	CA Inc.	1,143,511
20,502	Citrix Systems Inc. *	826,641
34,501	Compuware Corp. *	276,698
36,006	Electronic Arts Inc. *	2,015,976
38,985	Intuit Inc. *	1,181,245
910,641	Microsoft Corp.	26,827,484
40,360	Novell Inc. *	308,350
447,744	Oracle Corp. *	9,693,658
100,750	Symantec Corp. *	1,952,535

	Total Software	49,095,112

	TOTAL INFORMATION TECHNOLOGY	247,226,562

MATERIALS — 3.2%
Chemicals — 1.7%
24,513	Air Products & Chemicals Inc.	2,396,391
6,361	Ashland Inc.	382,996
107,956	Dow Chemical Co.	4,648,585
104,497	E.I. du Pont de Nemours & Co.	5,178,871
9,527	Eastman Chemical Co.	635,737
19,865	Ecolab Inc.	937,628
13,180	Hercules Inc.	277,044
10,214	International Flavors & Fragrances Inc.	539,912
61,144	Monsanto Co.	5,242,486
18,165	PPG Industries Inc.	1,372,366
36,244	Praxair Inc.	3,035,797
15,628	Rohm & Haas Co.	870,011
14,946	Sigma-Aldrich Corp.	728,468

	Total Chemicals	26,246,292

Construction Materials — 0.1%
10,772	Vulcan Materials Co.	960,324

Containers & Packaging — 0.1%
11,668	Ball Corp.	627,155
11,966	Bemis Co. Inc.	348,330
14,789	Pactiv Corp. *	423,853
18,209	Sealed Air Corp.	465,422
11,898	Temple-Inland Inc.	626,192

	Total Containers & Packaging	2,490,952

Metals & Mining — 1.0%
100,804	Alcoa Inc.	3,943,453
11,658	Allegheny Technologies Inc.	1,281,797
44,370	Freeport-McMoRan Copper & Gold Inc., Class B Shares	4,653,969
52,576	Newmont Mining Corp.	2,351,724
32,479	Nucor Corp.	1,931,526
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Metals & Mining — 1.0% (continued)
13,905	United States Steel Corp.	$1,473,096

	Total Metals & Mining	15,635,565

Paper & Forest Products — 0.3%
48,637	International Paper Co.	1,744,609
20,468	MeadWestvaco Corp.	604,420
24,680	Weyerhaeuser Co.	1,784,364

	Total Paper & Forest Products	4,133,393

	TOTAL MATERIALS	49,466,526

TELECOMMUNICATION SERVICES — 3.7%
Diversified Telecommunication Services — 3.1%
688,828	AT&T Inc.	29,144,313
12,736	CenturyTel Inc.	588,658
38,285	Citizens Communications Co.	548,241
17,214	Embarq Corp.	957,098
177,504	Qwest Communications International Inc. *	1,625,937
331,106	Verizon Communications Inc.	14,661,374
53,783	Windstream Corp.	759,416

	Total Diversified Telecommunication Services	48,285,037

Wireless Telecommunication Services — 0.6%
39,980	ALLTEL Corp.	2,785,806
319,013	Sprint Nextel Corp.	6,061,247

	Total Wireless Telecommunication Services	8,847,053

	TOTAL TELECOMMUNICATION SERVICES	57,132,090

UTILITIES — 3.4%
Electric Utilities — 1.8%
18,730	Allegheny Energy Inc. *	978,830
44,784	American Electric Power Co. Inc.	2,063,647
140,651	Duke Energy Corp.	2,628,767
36,448	Edison International	2,021,042
22,227	Entergy Corp.	2,406,962
76,095	Exelon Corp.	5,734,519
34,557	FirstEnergy Corp.	2,188,840
46,002	FPL Group Inc.	2,800,602
8,623	Integrys Energy Group Inc.	441,756
11,341	Pinnacle West Capital Corp.	448,083
43,602	PPL Corp.	2,018,773
29,303	Progress Energy Inc.	1,372,845
85,307	Southern Co.	3,094,938

	Total Electric Utilities	28,199,604

Gas Utilities — 0.1%
5,094	Nicor Inc.	218,533
19,757	Questar Corp.	1,037,835

	Total Gas Utilities	1,256,368

Independent Power Producers & Energy Traders — 0.5%
75,342	AES Corp. *	1,509,854
20,190	Constellation Energy Group Inc.	1,732,100
54,533	Dynegy Inc., Class A Shares *	503,885
52,554	TXU Corp.	3,598,372

	Total Independent Power Producers & Energy Traders	7,344,211

Multi-Utilities — 1.0%
23,440	Ameren Corp.	1,230,600
36,018	CenterPoint Energy Inc.	577,368
25,295	CMS Energy Corp.	425,462
30,707	Consolidated Edison Inc.	1,421,734
32,874	Dominion Resources Inc.	2,771,278
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Multi-Utilities — 1.0% (continued)
19,206	DTE Energy Co.	$930,339
30,872	NiSource Inc.	590,890
39,907	PG&E Corp.	1,907,555
28,409	Public Service Enterprise Group Inc.	2,499,708
29,936	Sempra Energy	1,739,880
23,778	TECO Energy Inc.	390,672
47,755	Xcel Energy Inc.	1,028,643

	Total Multi-Utilities	15,514,129

	TOTAL UTILITIES	52,314,312

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,157,933,494)	1,524,837,083

Face
Amount

SHORT-TERM INVESTMENTS — 0.6%
U.S. Treasury Bill — 0.0%
$750,000	U.S. Treasury Bills, 3.918% due 12/20/07 (b)(c) (Cost — $743,533)	743,909

Repurchase Agreement — 0.6%
8,582,000	Interest in $282,678,000 joint tri-party repurchase agreement dated 9/28/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.750% due 10/1/07; Proceeds at maturity — $8,585,397; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.375% due 7/15/15 to 1/15/30; Market value - $8,753,654) (Cost — $8,582,000)	8,582,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $9,325,533)	9,325,909

	TOTAL INVESTMENTS — 100.1% (Cost — $1,167,259,027#)	1,534,162,992
	Liabilities in Excess of Other Assets — (0.1)%	(2,162,177)

	TOTAL NET ASSETS — 100.0%	$1,532,000,815

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Equity Index Portfolio (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios II, a Massachusetts business trust, registered under the 1940 Act.
Shares of the Fund may only be purchased of redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$428,207,076
Gross unrealized depreciation	(61,303,111)

Net unrealized appreciation	$366,903,965

Notes to Schedule of Investments (unaudited) (continued)
At September 30, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S&P 500 Index	25	12/07	$9,345,161	$9,613,125	$267,964

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2007